CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (15,842,000)	$ (2,942,000)	$ (10,088,000)	$ (3,750,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,000	6,000	7,000	7,000
Amortization of discount	52,000	587,000	605,000	1,047,000
Amortization of right-of-use asset	38,000	36,000	49,000	47,000
Fair value of common stock issued for services	69,000	20,000	39,000	0
Fair value of vested options	6,387,000	216,000	506,000	21,000
Fair value of common stock issued for financing services	6,569,000	0
Change in fair value of derivative liabilities	219,000	(165,000)	1,190,000	(311,000)
Private placement costs	0	140,000	173,000	803,000
Loss on extinguishment of debt	286,000	223,000	4,841,000	134,000
Interest expense from debt settlement obligation	0	49,000
Changes in operating assets and liabilities:
Accounts receivable	8,000	(3,000)	0	1,000
Prepaid expenses	10,000	(18,000)	(17,000)	0
Accounts payable and accrued expenses		158,000	(77,000)	170,000
Accrued interest	205,000	399,000	562,000	490,000
Operating lease liability	(38,000)	(35,000)	(46,000)	(44,000)
Net cash used in operating activities	(2,014,000)	(1,329,000)	(2,256,000)	(1,385,000)
Cash flows from investing activities:
Purchases of property and equipment	0	2,000	(1,000)	(1,000)
Net cash used in investing activities	0	(2,000)	(1,000)	(1,000)
Cash flows from financing activities:
Proceeds from sale of common stock	5,368,000	0	976,000	0
Proceeds from convertible notes payable	0	689,000	803,000	985,000
Proceeds from notes payable	177,000	543,000	673,000	315,000
Proceeds from notes payable-related parties	0	263,000	263,000	0
Repayment of convertible note payable	0	43,000	(43,000)	0
Repayment of notes payable	(224,000)	(184,000)	274,000	48,000
Repayment of convertible notes payable-related parties	(30,000)	0
Repayment of notes payable-related parties	(259,000)	(4,000)	(54,000)	0
Proceeds from finance obligation			0	123,000
Net cash provided by financing activities	5,032,000	1,264,000	2,344,000	1,375,000
Net decrease in cash	3,018,000	(67,000)	87,000	(11,000)
Cash at beginning of the period	162,000	75,000	75,000	86,000
Cash at end of the period	3,180,000	8,000	162,000	75,000
Supplemental disclosure of cash flow information:
Interest paid	113,000	69,000	85,000	0
Income tax paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing transactions
Fair value of derivative upon issuance of convertible debt recorded as debt discount	0	636,000	744,000	985,000
Right-of-use assets obtained in exchange for operating lease obligations			0	253,000
Common stock issued for conversion of notes and accrued interest	1,035,000	2,177,000	9,112,000	2,007,000
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation	0	198,000	198,000	0
Common shares issued upon conversion of debt settlement	88,000	333,000	459,000	0
Convertible note and accrued interest exchanged for common stock	0	985,000	1,180,000	659,000
Warrants issued with convertible notes	$ 0	$ 53,000
Notes payable and accrued interest exchanged for financing obligation			0	315,000
Warrants issued with convertible notes accounted for as debt discount			$ 118,000	$ 60,000